Other revenues Other revenues	12 Months Ended
Dec. 31, 2018
Other Income and Expenses [Abstract]
Other revenues
Other revenues
Other revenues comprise the following items:

(In US$ millions)	2018	2017	2016
Termination payments revenue	$204.9	$95.9	$198.8
Related party other revenues	4.6	7.1	12.3
Total	$209.5	$103.0	$211.1

Termination payments earned during the year ended December 31, 2018 relates to the West Leo litigation judgment of which $204.9 million was recognized as revenue during 2018 .
Termination payments earned during the years ended December 31, 2017 and December 31, 2016 include the termination fees for West Sirius and West Capella, which were canceled before the end of the contract term.
Related party other revenues primarily relate to the provision of onshore support services and offshore personnel to Seadrill's and Old Seadrill's drilling rigs that were operating in Nigeria during the years ended December 31, 2018, December 31, 2017 and December 31, 2016. Please refer to Note 14 – "Related party transactions" for further detail on related party other revenues.